Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2021
Other entities within the Phoenix TV Group
Related Party Transaction
Relationships with Group	Under common control by Phoenix TV
China Mobile
Related Party Transaction
Relationships with Group	A shareholder of Phoenix TV
Lilita
Related Party Transaction
Relationships with Group	Other equity investee, related party of Phoenix TV Group
Particle
Related Party Transaction
Relationships with Group	Available-for-sale debt investee. Former related party, unrelated party for 2020 and 2021
Tianbo
Related Party Transaction
Relationships with Group	Former equity method investee, and current subsidiary of VIEs since April 1, 2019
Mr. Zou Ming and Ms Wang Xiaojia
Related Party Transaction
Relationships with Group	Legal shareholder of Fenghuang Ronghe and employee of the Group
Mr. Chen Ming and Mr. He Yansheng
Related Party Transaction
Relationships with Group	Legal shareholders of Chenhuan and employees of the Group
Fengyi Technology
Related Party Transaction
Relationships with Group	Available-for-sale debt investee
Mr. Gao Ximin and Mr. Qiao Haiyan
Related Party Transaction
Relationships with Group	Legal shareholders of Tianying Jiuzhou and employees of the Group